Acacia Capital Corporation
                          CALVERT RESPONSIBLY INVESTED
                         CAPITAL ACCUMULATION PORTFOLIO

                         Prospectus dated April 30, 1997
                      Date of Supplement: December 10, 1997

         Effective January 1, 1998, Acacia Capital Corporation will be renamed Calvert Variable Series, Inc. and its Calvert Responsibly Invested Capital Accumulation Portfolio will be renamed Calvert Social Mid-Cap Growth Portfolio. All references in the prospectus to the Acacia Capital Corporation and Calvert Responsibly Invested Capital Accumulation Portfolio should be changed to reflect the new names.

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                           Acacia Capital Corporation
                          CALVERT RESPONSIBLY INVESTED
                             MONEY MARKET PORTFOLIO

                         Prospectus dated April 30, 1997
                      Date of Supplement: December 10, 1997

         Effective January 1, 1998, Acacia Capital Corporation will be renamed Calvert Variable Series, Inc. and its Calvert Responsibly Invested Money Market Portfolio will be renamed Calvert Social Money Market Portfolio. All references in the prospectus to the Acacia Capital Corporation and Calvert Responsibly Invested Money Market Portfolio should be changed to reflect the new names.

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                           Acacia Capital Corporation
                          CALVERT RESPONSIBLY INVESTED
                             GLOBAL EQUITY PORTFOLIO

                         Prospectus dated April 30, 1997
                      Date of Supplement: December 10, 1997

         Effective January 1, 1998, Acacia Capital Corporation will be renamed Calvert Variable Series, Inc. and its Calvert Responsibly Invested Global Equity Portfolio will be renamed Calvert Social International Equity Portfolio. All references in the prospectus to the Acacia Capital Corporation and Calvert Responsibly Invested Global Equity Portfolio should be changed to reflect the new names.

         In addition, please replace the first sentence of the fourth paragraph under the section Investment Objective And Policies on page 46 of the Prospectus with the following:

         Under normal circumstances, Calvert Social International Equity Portfolio will invest at least 65% of its assets in the securities of issuers in no less than three countries, other than the USA.

         Also, after the last sentence of the fourth paragraph under the section Investment Objective And Policies on page 46 of the Prospectus add the following language:

         As an operating policy, the Portfolio will limit its investment in securities of U.S. issuers, to 5% of the its net assets.

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                           Acacia Capital Corporation
                          CALVERT RESPONSIBLY INVESTED
                               BALANCED PORTFOLIO

                         Prospectus dated April 30, 1997
                      Date of Supplement: December 10, 1997

  Effective January 1, 1998, Acacia Capital Corporation will be renamed Calvert Variable Series, Inc. and its Calvert Responsibly Invested Balanced Portfolio
    will be renamed Calvert Social Balanced Portfolio. All references in the prospectus to the Acacia Capital Corporation and Calvert Responsibly Invested
         Balanced Portfolio should be changed to reflect the new names.